Description of Business and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Description of Business and Significant Accounting Policies [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash

	At September 30, 2025	At December 31, 2024
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$198	$36
Restricted cash, current (a)	22	20
Restricted cash, noncurrent (a)	261	206

Total cash, cash equivalents and restricted cash on the Condensed Statements of Consolidated Cash Flows	$481	$262

(a)
Restricted cash represents amounts held by Oncor for cash deposits from customers related to joint use pole license agreements and cash deposits from customers that are subject to probable return in accordance with PUCT rules, ERCOT requirements or our tariffs relating to generation interconnection and construction and/or extension of electric delivery system facilities. We maintain these amounts in separate escrow accounts.

	At December 31,
	2024	2023
Cash, cash equivalents and restricted cash
Cash and cash equivalents	$36	$19
Restricted cash, current (a)	20	24
Restricted cash, noncurrent (a)	206	108

Total cash, cash equivalents and restricted cash on the Statements of Consolidated Cash Flows	$262	$151

(a)
Restricted cash represents amounts held by Oncor for customer deposits that are subject to probable return in accordance with PUCT rules, ERCOT requirements or our tariffs relating to generation interconnection and construction and/or extension of electric delivery system facilities. We maintain these amounts in separate escrow accounts.